Personnel costs - Summary of Personal Costs (Details) - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Opella Business
Employee Benefits [Line Items]
Total(b)		€ 886	€ 826	€ 794
Salaries		7,236	7,183	7,145
Social security charges (including defined-contribution pension plans)		2,189	2,100	2,098
Other employee expense	[1]	766	531	748
Total(b)	[2]	€ 10,191	€ 9,814	€ 9,991
Personnel costs	Personnel costs
Total personnel costs (other than termination benefits, presented in Note D.27.) include the following items:

(€ million)	2024	2023	2022
Salaries	7,236	7,183	7,145
Social security charges (including defined-contribution pension plans)	2,189	2,100	2,098
Other employee benefits(a)	766	531	748
Total(b)	10,191	9,814	9,991
(a) Includes expenses related to share-based payments and defined-benefit plans.
(b) Includes personnel costs related to Opella of €886 million for 2024, €826 million for 2023, and €794 million for 2022.
The total number of registered employees was 84,587 as of December 31, 2024, compared with 87,994 as of December 31, 2023 and 91,573 as of December 31, 2022.

[1]	(a) Includes expenses related to share-based payments and defined-benefit plans.
[2]	(b) Includes personnel costs related to Opella of €886 million for 2024, €826 million for 2023, and €794 million for 2022